Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	PRE 14C
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ALTERNUS CLEAN ENERGY, INC.
Entity Central Index Key	0001883984